Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Summary of trade and other payables

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Trade payables due to third parties	14,447	927	604
Trade payables due to related parties	15,000	—	—
Advances received	20	—	—
Accrued expenses	53,764	—	—
Interest payable	3,136	—	—
Mining royalty	3,554	—	—
	89,921	927	604